FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME (EXPENSE), NET [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 15:-	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2010	2011	2012

Interest income	$12	$16	$3
Interest expenses	(13)	-	-
Exchange rate loss and bank charges *)	-	(182)	(194)
Expenses in respect of convertible debentures, including interest **)	(2,189)	(745)	-

	$(2,190)	$(911)	$(191)

*)	Includes income from forward transactions in the amount of $ 7, $ 0 and $ 0 for the years ended December 31, 2010, 2011 and 2012, respectively.

**)	See also Note 2(j).